Redeemable noncontrolling interests (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2020
Capital contribution from redeemable noncontrolling interests	¥ 90,000
Repurchase of redeemable noncontrolling interests		¥ 77,733
Percentage of noncontrolling shareholders		20.00%
Noncontrolling Shareholders
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	30.00%